Intangible assets, net	12 Months Ended
Jun. 30, 2021
Intangible assets, net
Intangible assets, net

Note 8 – Intangible assets, net

Intangible assets consist of the following:

	June 30, 2021	June 30, 2020

Land use rights	$409,775	$586,795
Less: accumulated amortization	(96,297)	(148,806)
Net intangible assets	$313,478	$437,989
Less: intangible assets, net - discontinued operations	(313,478)	(437,989)
Intangible assets, net - continuing operations	$—	$—

Amortization expense from discontinued operations for the years ended June 30, 2021, 2020 and 2019 amounted to $10,257, $11,792 and $12,147, respectively. Loss on disposal and impairment of long-lived assets from discontinued

operations for the years ended June 30, 2021, 2020 and 2019 was $151,398, $0 and $0, respectively. As of June 30, 2021, GA Yongpeng’s land use right valued at RMB 10,198,100 (approximately $1.6 million) was pledged as collateral to secure a loan that a related party borrowed from a bank (see Note 9).

The estimated amortization is as follows:

Estimated
Twelve months ending June 30,	amortization expense
2022	$7,992
2023	7,992
2024	7,992
2025	7,992
2026	7,992
Thereafter	273,518
Total	$313,478
Less: estimated amortization - discontinued operations	(313,478)
Estimated amortization - continuing operations	—